Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	FRANKLIN CALIFORNIA TAX FREE INCOME FUND
Central Index Key	0000225375
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Aug. 01, 2016
Franklin California Tax-Free Income Fund-09 | FRANKLIN CALIFORNIA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKTFX
Franklin California Tax-Free Income Fund-09 | FRANKLIN CALIFORNIA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRCTX
Franklin California Tax-Free Income Fund-09 | FRANKLIN CALIFORNIA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCAVX